Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2015
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information
SUPPLEMENTAL CASH FLOW INFORMATION

The following table provides supplemental disclosure of cash flow information (in thousands):

	Year Ended December 31,
	2015	2014	2013
Cash paid during the year for interest, net of amounts capitalized and deferred	$135,836	$130,578	$120,908
Balance in property, plant and equipment, net funded with accounts payable and accrued liabilities (including affiliate)	230,699	124,741	166,252
Non-cash conveyance of assets	13,169	—	—
Class B units issued in connection with Creole Trail Pipeline Business acquisition	—	—	180,000